Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	19 Months Ended	46 Months Ended	51 Months Ended	56 Months Ended	60 Months Ended	77 Months Ended	91 Months Ended	98 Months Ended	104 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000095957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class Z
Average Annual Return, Percent		19.32%					7.34%					7.28%
C000039971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class I
Average Annual Return, Percent		18.85%					6.92%					6.94%
C000024902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class C
Average Annual Return, Percent		16.90%					6.08%					6.13%
C000024901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class B
Average Annual Return, Percent		14.80%					6.75%					6.60%
C000024900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class A
Average Annual Return, Percent		12.63%					5.76%					6.25%
C000024903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class A
Average Annual Return, Percent		6.82%					(0.95%)					8.49%
C000024904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class B
Average Annual Return, Percent		9.05%					0.01%					8.75%
C000024905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class C
Average Annual Return, Percent		10.90%					(0.65%)					8.39%
C000095958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class Y
Average Annual Return, Percent		13.34%		(3.22%)
C000232602 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class Z
Average Annual Return, Percent		13.08%					0.45%					9.45%
C000111113 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Growth & Income Fund Class Z
Average Annual Return, Percent		23.12%					18.65%					14.47%
C000024908 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Growth & Income Fund Class C
Average Annual Return, Percent		20.82%					17.39%					13.42%
C000024906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Growth & Income Fund Class A
Average Annual Return, Percent		16.28%					17.02%					13.49%
C000024909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class A
Average Annual Return, Percent		18.79%					7.16%					11.47%
C000024910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class B
Average Annual Return, Percent		21.16%					8.15%					11.81%
C000024911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class C
Average Annual Return, Percent		23.47%					7.47%					11.36%
C000156504 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class Z
Average Annual Return, Percent		25.81%					8.66%					12.41%
C000095959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Capital Appreciation Fund Class Z
Average Annual Return, Percent		50.97%					20.08%					18.63%
C000024914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Capital Appreciation Fund Class C
Average Annual Return, Percent		48.41%					18.77%					17.50%
C000024912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Capital Appreciation Fund Class A
Average Annual Return, Percent		42.47%					18.35%					17.57%
C000024915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Health Sciences Fund Class A
Average Annual Return, Percent		(7.44%)					(2.05%)					6.21%
C000024917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Health Sciences Fund Class C
Average Annual Return, Percent		(4.04%)					(1.74%)					6.12%
C000156505 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Health Sciences Fund Class Z
Average Annual Return, Percent		(1.89%)					(0.62%)					7.19%
C000193201 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class Z
Average Annual Return, Percent		5.37%					0.75%					9.53%
C000095960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class Y
Average Annual Return, Percent		5.41%					0.80%			8.71%
C000051550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class I
Average Annual Return, Percent		5.00%					0.40%					9.18%
C000024920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class C
Average Annual Return, Percent		3.19%					(0.36%)					8.49%
C000024918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class A
Average Annual Return, Percent		(0.51%)					(0.67%)					8.58%
C000059337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class A
Average Annual Return, Percent		12.60%					(3.40%)					7.70%
C000059339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class C
Average Annual Return, Percent		16.98%					(3.00%)					7.69%
C000059340 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class I
Average Annual Return, Percent		18.94%					(2.23%)					8.37%
C000095961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class Y
Average Annual Return, Percent		19.38%					(1.91%)				8.39%
C000179520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class Z
Average Annual Return, Percent		19.33%					(1.93%)					8.70%
C000199574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger 35 Fund Class Z
Average Annual Return, Percent		59.22%					17.92%		20.13%
C000228969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class A
Average Annual Return, Percent		23.44%			1.90%
C000228970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class C
Average Annual Return, Percent		28.30%			2.40%
C000206144 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class I
Average Annual Return, Percent		30.29%					9.72%	14.71%
C000225967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class Y
Average Annual Return, Percent		30.92%				3.43%
C000206145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class Z
Average Annual Return, Percent		30.74%					10.04%	15.03%
C000248570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class Z
Average Annual Return, Percent		54.53%	46.82%
C000248569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class Y
Average Annual Return, Percent		54.53%	46.82%
C000248568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class I
Average Annual Return, Percent		54.20%	46.46%
C000248567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class C
Average Annual Return, Percent		51.99%	45.34%
C000248571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class A
Average Annual Return, Percent		46.05%	41.57%
C000248576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class A
Average Annual Return, Percent		55.64%	48.00%
C000248572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class C
Average Annual Return, Percent		62.00%	51.96%
C000248573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class I
Average Annual Return, Percent		64.10%	53.01%
C000248574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class Y
Average Annual Return, Percent		64.67%	53.52%
C000248575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class Z
Average Annual Return, Percent		64.76%	53.57%
C000261740 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger International Small Cap Fund Class Z
Average Annual Return, Percent	(1.60%)
C000261739 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger International Small Cap Fund Class A
Average Annual Return, Percent	(6.82%)
Without Sales Load [Member] | C000024902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		17.90%					6.08%					6.13%
Without Sales Load [Member] | C000024901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class B—excluding contingent deferred sales charges
Average Annual Return, Percent		18.80%					6.91%					6.60%
Without Sales Load [Member] | C000024900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class A—excluding sales load
Average Annual Return, Percent		18.88%					6.91%					6.82%
Without Sales Load [Member] | C000024903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class A—excluding sales load
Average Annual Return, Percent		12.72%					0.13%					9.07%
Without Sales Load [Member] | C000024904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class B—excluding contingent deferred sales charges
Average Annual Return, Percent		13.05%					0.18%					8.75%
Without Sales Load [Member] | C000024905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		11.90%					(0.65%)					8.39%
Without Sales Load [Member] | C000024908 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Growth & Income Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		21.82%					17.39%					13.42%
Without Sales Load [Member] | C000024906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Growth & Income Fund Class A—excluding sales load
Average Annual Return, Percent		22.73%					18.28%					14.10%
Without Sales Load [Member] | C000024909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class A—excluding sales load
Average Annual Return, Percent		25.34%					8.32%					12.07%
Without Sales Load [Member] | C000024910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class B—excluding contingent deferred sales charges
Average Annual Return, Percent		25.16%					8.26%					11.81%
Without Sales Load [Member] | C000024911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		24.47%					7.47%					11.36%
Without Sales Load [Member] | C000024914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Capital Appreciation Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		49.41%					18.77%					17.50%
Without Sales Load [Member] | C000024912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Capital Appreciation Fund Class A—excluding sales load
Average Annual Return, Percent		50.36%					19.64%					18.21%
Without Sales Load [Member] | C000024915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Health Sciences Fund Class A—excluding sales load
Average Annual Return, Percent		(2.31%)					(0.99%)					6.79%
Without Sales Load [Member] | C000024917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Health Sciences Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		(3.07%)					(1.74%)					6.12%
Without Sales Load [Member] | C000024920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		4.19%					(0.36%)					8.49%
Without Sales Load [Member] | C000024918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class A—excluding sales load
Average Annual Return, Percent		5.02%					0.41%					9.17%
Without Sales Load [Member] | C000059337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class A—excluding sales load
Average Annual Return, Percent		18.83%					(2.35%)					8.29%
Without Sales Load [Member] | C000059339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		17.98%					(3.00%)					7.69%
Without Sales Load [Member] | C000228969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class A—excluding sales load
Average Annual Return, Percent		30.26%			3.20%
Without Sales Load [Member] | C000228970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		29.30%			2.40%
Without Sales Load [Member] | C000248567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		52.99%	45.34%
Without Sales Load [Member] | C000248571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class A—excluding sales load
Average Annual Return, Percent		54.20%	46.46%
Without Sales Load [Member] | C000248576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class A—excluding sales load
Average Annual Return, Percent		64.27%	53.12%
Without Sales Load [Member] | C000248572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		63.00%	51.96%
Without Sales Load [Member] | C000261739 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alger International Small Cap Fund Class A—excluding sales load
Average Annual Return, Percent	(1.70%)
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent	9.21%	25.62%					11.75%					8.20%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		21.45%	21.35%	11.53%	12.46%	15.00%	17.64%	16.28%	15.23%	15.24%	14.95%	14.64%
Russell 3000 Healthcare Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Healthcare Index
Average Annual Return, Percent		0.41%					7.44%					8.95%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		18.81%		3.95%			8.94%				9.49%	9.65%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent		19.59%			5.87%	7.61%	11.17%	12.50%				12.65%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		30.53%	28.54%				19.24%					18.28%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Index
Average Annual Return, Percent		15.78%					8.05%			10.67%		10.65%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Average Annual Return, Percent		29.59%					18.59%		18.64%
MSCI WORLD ex USA Small Cap [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD ex USA Small Cap
Average Annual Return, Percent	6.64%